SHAREHOLDERS' EQUITY (Detail Textuals)		1 Months Ended	12 Months Ended
	Apr. 06, 2015 shares	Dec. 26, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Apr. 29, 2015 shares
Shareholders' Equity [Line Items]
Common stock, shares authorized			50,000,000	50,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Common stock, shares, issued			14,695,347	12,000,000
Common stock, shares, outstanding			14,695,347	12,000,000
Net value of shares issued in IPO | $			$ 10,131,690
Common Stock
Shareholders' Equity [Line Items]
Stock split, conversion ratio	1,000
Number of additional shares issued for nominal consideration	15,000,000
Number of shares repurchased					4,000,000
Number of shares issued in IPO			2,695,347
Net value of shares issued in IPO | $			$ 2,695
Common Stock | IPO
Shareholders' Equity [Line Items]
Number of shares issued in IPO		2,695,347
Price per shares issued in IPO | $ / shares		$ 4.00
Value of shares issued in IPO before deducting placement agents' commissions and other offering expenses | $		$ 10,800,000
Net value of shares issued in IPO | $		$ 10,100,000